OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                     Supplement dated June 1, 1998
                  to the Prospectus dated May 15, 1998

The Prospectus is changed as follows:

      The cumulative total returns for the period from November 17, 1997 to February 28, 1998, set forth in the line captioned "Total Return, At Net Asset Value" appearing in the Financial Highlights table (unaudited) on page 8 are replaced with the following:

      Class A           Class B           Class C
      11.50%            11.30%            11.30%



June 1, 1998                                                PS0815.001

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              OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                     Supplement   dated  June  1,  1998  to  the   Statement  of
     Additional Information dated May 15, 1998

The Statement of Additional Information is changed as follows:

      The cumulative total returns for the period from November 17, 1997 to February 28, 1998, set forth in the line captioned "Total Return, At Net Asset Value" appearing in the Financial Highlights table (unaudited) on page 53 are replaced with the following:

      Class A           Class B           Class C
      11.50%            11.30%            11.30%

June 1, 1998                                                PX815.001